Segment Reporting - Schedule of Customer Concentration Risk (Details) - Customer Concentration Risk [Member] - Revenue Benchmark [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount	$ 1,397	$ 1,854	$ 3,480	$ 4,590	$ 5,811	$ 4,680
Revenue earned, Percent	80.00%	83.00%	70.00%	84.00%	82.00%	87.00%
Customer A [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount	$ 156	$ 488	$ 882	$ 1,294
Revenue earned, Percent	9.00%	22.00%	17.00%	24.00%
Customer B [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount	$ 820	$ 964	$ 1,772	$ 2,209
Revenue earned, Percent	47.00%	43.00%	36.00%	40.00%
Customer C [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount	$ 200		$ 826
Revenue earned, Percent	11.00%		17.00%
Customer D [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount		$ 284		$ 1,087
Revenue earned, Percent		13.00%		20.00%
Customer E [Member]
Schedule of Customer Concentration Risk [Line Items]
Revenue earned, Amount	$ 221	$ 118
Revenue earned, Percent	13.00%	5.00%